UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Vanguard Fund
March 31, 2005
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.84%
Robert Half International Inc.	1,158,815	$31,241,652
Staples, Inc.	575,685	18,082,266
		49,323,918
Chemicals - Petroleum and Inorganic - 2.19%
Monsanto Company	591,700	38,164,650

Computers - Micro - 6.41%
Apple Computer, Inc.*	1,441,900	60,199,325
Dell Inc.*	1,336,234	51,344,791
		111,544,116
Computers - Peripherals - 5.48%
Microsoft Corporation	2,511,100	60,680,732
Oracle Corporation*	1,689,200	21,072,770
SAP Aktiengesellschaft, ADR	336,900	13,502,952
		95,256,454
Consumer Electronics - 1.88%
Harman International Industries, Incorporated	369,972	32,727,723

Cosmetics and Toiletries - 2.47%
Avon Products, Inc.	999,000	42,897,060

Electronic Components - 3.24%
Intel Corporation	1,152,700	26,777,221
Maxim Integrated Products, Inc.	50	2,041
Microchip Technology Incorporated	1,140,555	29,625,916
Xilinx, Inc.	50	1,461
		56,406,639
Finance Companies - 7.21%
SLM Corporation	2,515,050	125,350,092

Health Care - Drugs - 6.50%
Alcon, Inc.	697,700	62,297,633
Genentech, Inc.*	346,600	19,621,026
Gilead Sciences, Inc.*	868,200	31,077,219
		112,995,878
Health Care - General - 7.56%
DENTSPLY International Inc.	287,000	15,614,235
Johnson & Johnson	938,700	63,043,092
Zimmer Holdings, Inc.*	677,850	52,743,509
		131,400,836
Hospital Supply and Management - 8.63%
Medtronic, Inc.	972,300	49,538,685
UnitedHealth Group Incorporated	1,055,000	100,625,900
		150,164,585
Leisure Time Industry - 3.76%
Carnival Corporation	1,263,024	65,437,273

Motor Vehicles - 3.46%
Harley-Davidson, Inc.	1,040,841	60,118,976

Multiple Industry - 7.52%
3M Company	285,800	24,490,202
General Electric Company	993,412	35,822,437
Google Inc., Class A*	295,300	53,297,221
Las Vegas Sands, Inc.*	380,600	17,127,000
		130,736,860
Petroleum - Services - 5.03%
Smith International, Inc.*	1,394,877	87,500,634

Retail - Food Stores - 4.04%
Walgreen Co.	1,583,470	70,337,737

Retail - Specialty Stores - 2.97%
Home Depot, Inc. (The)	1,350,000	51,624,000

Security and Commodity Brokers - 12.70%
American Express Company	407,900	20,953,823
Chicago Mercantile Exchange Holdings Inc.	368,665	71,532,070
Goldman Sachs Group, Inc. (The)	521,600	57,370,784
Legg Mason, Inc.	697,375	54,492,883
Moody's Corporation	203,750	16,475,225
		220,824,785
Timesharing and Software - 4.81%
Automatic Data Processing, Inc.	780,500	35,083,475
eBay Inc.*	384,200	14,313,371
Paychex, Inc.	1,044,200	34,312,412
		83,709,258
Trucking and Shipping - 1.21%
Expeditors International of Washington, Inc.	392,600	21,021,767

TOTAL COMMON STOCKS - 99.91%		$1,737,543,241

(Cost: $1,462,738,542)

SHORT-TERM SECURITY - 0.09%	Principal Amount in Thousands

Cosmetics and Toiletries
Gillette Company (The),
2.81%, 4-1-05 (Cost: $1,598,000)	$1,598	$1,598,000

TOTAL INVESTMENT SECURITIES - 100.00%		$1,739,141,241

(Cost: $1,464,336,542)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005